Corporate Income Taxes - Components of Income Tax Provision (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2025	Oct. 31, 2024
Current income taxes:
Current tax expense income and adjustments for current tax of prior periods		$ 3,300	$ 1,594
Deferred income taxes:
Deferred tax expense income		(549)	438
Total income taxes and effective tax rate		2,751	2,032
Provision for income taxes in the Consolidated Statement of Changes in Equity:
Current income taxes		(162)	1,019
Deferred income taxes		224	41
Total provision for income taxes in the Consolidated Statement of Changes in Equity		62	1,060
Total provision for income taxes		2,813	3,092
Deferred tax expense (benefit) relating to origination/reversal of temporary differences		(549)	438
Deferred tax expense income recognised in profit or loss	[1]	(549)	438
Retained earnings [member]
Provision for income taxes in the Consolidated Statement of Changes in Equity:
Total provision for income taxes in the Consolidated Statement of Changes in Equity		(125)	(96)
Recognized in other comprehensive income [Member]
Provision for income taxes in the Consolidated Statement of Changes in Equity:
Total provision for income taxes in the Consolidated Statement of Changes in Equity		187	1,156
Canada [member]
Current income taxes:
Federal		1,088	138
Provincial		786	275
Adjustments related to prior periods		23	(40)
Deferred income taxes:
Federal		(261)	388
Provincial		(154)	181
International [member]
Current income taxes:
Foreign		1,418	1,219
Adjustments related to prior periods		(15)	2
Deferred income taxes:
Foreign		$ (134)	$ (131)

[1]	For Consolidated Statement of Financial Position presentation, deferred tax assets and liabilities are assessed by legal entity. As a result, the net deferred tax assets of $1,839 (2024 – $1,545) are represented by deferred tax assets of $3,253 (2024 – $2,942), and deferred tax liabilities of $1,414 (2024 – $1,397) on the Consolidated Statement of Financial Position.